Schedule of Future Minimum Rental and Lease Commitments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021 (excluding the six months ended June 30, 2021)	$ 175,320
2021	350,755	$ 350,640
2022	350,986	350,755
2023	351,333	350,986
2024	351,911	351,333
Thereafter	799,084	799,084
Total minimum lease payments	2,379,389	2,554,709
2025		351,911
Total minimum lease payments	$ 2,379,389	$ 2,554,709